CIRR-system (Tables)	12 Months Ended
Dec. 31, 2017
CIRR-system
The disclosure of information about CIRR-systems.

Skr mn	2017	2016	2015
Interest revenues	1,343	1,185	1,222
Interest expenses	-1,115	-961	-951
Net interest revenues	228	224	271
Interest compensation	26	121	13
Foreign exchange effects	-6	4	1
Profit before compensation to SEK	248	349	285
Administrative remuneration to SEK	-123	-114	-121
Operating profit CIRR-system	125	235	164
Reimbursement to (-) / from (+) the State	-125	-235	-164

Skr mn	December 31, 2017	December 31, 2016
Cash and cash equivalents	10	55
Loans	49,124	49,802
Derivatives	522	321
Other assets	3,472	3,414
Prepaid expenses and accrued revenues	364	352

Total assets	53,492	53,944

Liabilities	49,252	49,991
Derivatives	3,789	3,576
Accrued expenses and prepaid revenues	451	377

Total liabilities and equity	53,492	53,944

Commitments
Committed undisbursed loans	69,166	49,080
Binding offers	628	2,911